Contents of Significant Accounts - Summary of Consideration Received and Loss Recognized (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Consideration Received And Loss Recognized From Transaction [Line Items]
Cash received			$ 4,617
Add: Non-controllinginterests		$ 15,249	466,768	$ 958,405	$ 956,808	$ 2,161,729	$ 2,027,065
UNISTARS CORP. [member]
Consideration Received And Loss Recognized From Transaction [Line Items]
Cash received			4,617
Less: Net assets of the subsidiary deconsolidated			(43,371)
Add: Non-controllinginterests			7,074
Less: Goodwill			$ (176)
Loss on disposal of subsidiary	$ (31,856)